Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Outstanding Debt
Our outstanding debt is comprised of the following (in thousands):

	March 31, 2022	December 31, 2021
June 2017 First Lien Loan	$—	$465,712
February 2022 First Lien Loan	275,000	—
Total long-term debt, gross	275,000	465,712

	March 31, 2022	December 31, 2021
Less: unamortized debt issuance costs	(5,854)	(5,580)
Total long-term debt, net of issuance costs	269,146	460,132
Less: current portion	(2,750)	—

Total long-term debt, net	$266,396	$460,132

Our outstanding debt at December 31, 2021 and 2020 is comprised of the following (in thousands):

	2021	2020
June 2017 First Lien Loan	$465,712	$618,721
May 2020 First Lien Loan	—	275,678

Total long-term debt, gross	465,712	894,399
Less: unamortized debt issuance costs	(5,580)	(17,084)

Total long-term debt, net of issuance costs	460,132	877,315
Less: current portion	—	(6,412)

Total long-term debt, net	$460,132	$870,903

Summary of Future Maturities of Outstanding Debt	Future maturities of our outstanding debt, excluding interest, as of December 31, 2021 were as follows (in thousands):

2022	$—
2023	—
2024	465,712
2025	—
2026	—

Total	$465,712